Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Sales of products	$ 71,371	$ 67,864	$ 66,929
Service fees	16,942	17,541	17,618
Total revenues	88,313	85,405	84,547
Cost of revenues:
Cost of products sold	35,870	38,692	35,908
Cost of services	11,424	12,311	11,574
Total cost of revenues	47,294	51,003	47,482
Gross profit	41,019	34,402	37,065
Research and development costs	14,406	14,370	12,916
Selling, general and administrative expenses	21,417	22,362	21,138
Reorganization and impairment	60	(3,466)	3,031
Total operating expenses	35,883	33,266	37,085
Operating income (loss)	5,136	1,136	(20)
Financial income (expenses), net	(1,220)	(1,738)	233
Income (loss) before income taxes	3,916	(602)	213
Income tax (expense) benefit	(579)	609	(210)
Net income	$ 3,337	$ 7	$ 3
Earnings per ordinary share:
Basic	$ 0.11	$ 0.00	$ 0.00
Diluted	$ 0.11	$ 0.00	$ 0.00
Weighted average number of ordinary shares outstanding:
Basic	30,464	30,040	29,849
Diluted	30,545	30,094	30,013